Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swap Components (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Weighted average pay rate	7.28%	7.24%
Weighted average receive rate	1.98%	2.09%
Weighted average maturity in years	1 year 6 months 11 days	2 years 18 days